Combined Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,369,119	$ 4,814,703	$ 821,960
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of intangible assets	2,352,639	2,333,334	583,333
Changes in operating assets and liabilities:
Accounts receivable	(6,813,674)	(12,079,780)	(2,463,761)
Prepaid expenses and other receivables	(41,966)
Accounts payable	(3,158,729)	2,547,916	610,813
Amount due to related parties	21,640	7,626	16,450
Accrued expenses and other liabilities	3,702,668	951,932	194,508
Income tax payable	1,601,933	970,148	152,917
Net cash provided by/(used in) operating activities	5,033,630	(454,121)	(83,780)
CASH FLOWS FORM INVESTING ACTIVITY
Purchase of intangible assets	(7,410,933)
Net cash used in investing activity	(7,410,933)
CASH FLOWS FORM FINANCING ACTIVITIES
Payment for listing costs	(817,871)
Proceeds from convertible promissory notes	4,889,074
Loan from a third party	977,156	66,545
Repayment of loan from a third party	(629,570)
Loan from related parties	354,977	569,059	196,388
Repayment of loan from related parties	(3,638)	(45,102)	(114,465)
Net cash provided by financing activities	4,770,128	590,502	81,923
Effect of exchange rate changes	45,860	(2,380)
Net change in cash	2,438,685	134,001	(1,857)
Cash at the beginning of the year	142,401	8,400	10,257
Cash at the end of the year	$ 2,581,086	$ 142,401	$ 8,400